Subsequent Events (Quarter 1) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended		3 Months Ended
	Mar. 31, 2013 property	Mar. 31, 2012 property	Dec. 31, 2012 property	Mar. 31, 2013 Subsequent Event [Member] security property	Dec. 31, 2012 Subsequent Event [Member] property	Mar. 31, 2013 Subject To Covenant Compliance [Member]	Apr. 18, 2013 Super 8, Fort Madison, Iowa [Member] item	May 01, 2013 Masters Inn In Tuscaloosa, Alabama [Member] room	Mar. 31, 2013 Great Western Bank [Member]	Dec. 31, 2012 Great Western Bank [Member]	Jan. 31, 2013 Great Western Bank [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Number of Units in Hotel Sold							40	151
Proceeds from marketing held for sale properties			$ 0.60				$ 1.10	$ 1.80
Line of credit to be obtained									12.10
Debt service coverage ratio	118.00%								118.00%
Required debt service coverage ratio									120.00%
Credit facility maximum borrowing capacity						$ 12.5			$ 12.1	$ 12.5	$ 12.5
Reverse stock split ratio				8
Additional number of hotels classified as held for sale				7	7
Number of hotels held for sale	27	27	29	29